Note 27 - Other Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Other reserves [Text Block]
(US dollars in thousands)	Equity instruments [1]	Preference shares [1]	Shares pending issue [2]	Capital raising costs [3]	Equity incentive costs [4]	Share awards issuance [4]	Foreign exchange	Total
At June 30, 2021	-	3,270	20,466	(8,828)	1,422	(971)	(45)	15,314
Issuance of shares	-	-	(20,466)	-	-	-	-	(20,466)
Share issuance costs	-	-	-	-	-	(1,879)	-	(1,879)
Capital raising costs	-	-	-	(122)		-	-	(122)
Equity incentives cost less shares issued	-	-	-	-	1,452	-	-	1,452
Other movements	-	-	-	-	-	-	(283)	(283)
At June 30, 2022	-	3,270	-	(8,950)	2,874	(2,850)	(328)	(5,984)
Interest on equity instruments	-	198	-	-	-	-	-	198
Equity instruments payments	-	(149)	-	-	-		-	(149)
Capital raising costs	-	-	-	(446)	-	-	-	(446)
Equity incentives cost less shares issued	-	-	-	-	147	(154)	-	(7)
Other movements	-		-	-	-	-	(104)	(104)
At June 30, 2023	-	3,319	-	(9,396)	3,021	(3,004)	(432)	(6,492)

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSUs, PSUs and BSAs (thousands)	Weighted average grant date fair value $000
Outstanding at June 30, 2021	460	$1,186
Granted	706	1,838
Vested	(755)	(1,877)
Forfeit	(132)	(676)
Outstanding at June 30, 2022	279	$471
Granted	912	303
Vested	(356)	(123)
Forfeit	(178)	(320)
Outstanding at June 30, 2023	657	$331